Schedule of Investments (unaudited) October 31, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Equity Real Estate Investment Trusts (REITs) — 80.4%
Acadia Realty Trust	81,089	$2,268,870
Activia Properties, Inc.	672	3,545,551
Advance Residence Investment Corp.	1,218	4,047,506
Aedifica SA	24,069	2,893,799
AEON REIT Investment Corp.	1,461	2,102,411
Agree Realty Corp.	39,747	3,130,871
Alexander’s, Inc.	2,011	694,599
Alexandria Real Estate Equities, Inc.	108,069	17,155,954
Allied Properties Real Estate Investment Trust	112,582	4,579,868
alstria office REIT-AG	155,021	2,904,634
American Assets Trust, Inc.	45,581	2,231,646
American Campus Communities, Inc.	133,016	6,648,140
American Finance Trust, Inc.	100,817	1,492,092
American Homes 4 Rent, Class A	250,200	6,622,794
Americold Realty Trust	185,858	7,451,047
Apartment Investment & Management Co., Class A	143,059	7,851,078
Apple Hospitality REIT, Inc.	204,039	3,362,563
Aritis REIT	120,272	1,132,316
Ascencio	5,731	380,950
Ascendas Real Estate Investment Trust	2,436,771	5,675,363
Assura PLC	2,328,212	2,255,856
AvalonBay Communities, Inc.	134,839	29,349,057
Befimmo SA	20,267	1,310,130
Big Yellow Group PLC	151,078	2,235,916
BMO Real Estate Investments Ltd.	272,150	302,470
Boardwalk REIT	36,094	1,197,013
Boston Properties, Inc.	149,720	20,541,584
Brandywine Realty Trust	170,537	2,605,805
British Land Co. PLC	895,720	7,201,708
Brixmor Property Group, Inc.	285,316	6,282,658
Brookfield Property REIT, Inc., Class A	69,907	1,321,242
BWP Trust	462,402	1,322,027
Camden Property Trust	89,729	10,262,306
Canadian Apartment Properties REIT	154,797	6,445,272
CapitaLand Commercial Trust(a)	2,438,518	3,672,367
CapitaLand Mall Trust	2,319,100	4,327,078
CDL Hospitality Trusts(a)(b)	744,600	897,256
Champion REIT	1,863,000	1,234,745
Charter Hall Retail REIT	348,987	1,060,317
Chartwell Retirement Residences(a)	208,165	2,329,627
Chatham Lodging Trust	43,273	781,078
Choice Properties Real Estate Investment Trust(a)	249,427	2,632,325
Civitas Social Housing PLC	591,940	651,754
Cofinimmo SA	24,810	3,669,120
Colony Capital, Inc.	466,726	2,613,666
Columbia Property Trust, Inc.	114,170	2,342,768
Comforia Residential REIT, Inc.	579	1,887,286
Cominar Real Estate Investment Trust	180,059	1,835,998
Corporate Office Properties Trust	106,152	3,146,345
Cousins Properties, Inc.	140,182	5,625,504

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Covivio	44,627	$5,053,973
Crombie Real Estate Investment Trust	83,830	1,006,902
Cromwell Property Group	2,294,223	2,096,332
CubeSmart	186,677	5,917,661
Custodian REIT PLC	381,601	568,453
CyrusOne, Inc.	108,285	7,718,555
Daiwa House REIT Investment Corp.	1,802	5,247,069
Daiwa Office Investment Corp.	271	2,159,056
Derwent London PLC	97,239	4,471,529
Dexus	1,062,594	8,762,648
DiamondRock Hospitality Co.	189,915	1,895,352
Digital Realty Trust, Inc.	201,207	25,561,337
Douglas Emmett, Inc.	161,274	6,986,390
Dream Global Real Estate Investment Trust	177,803	2,251,730
Dream Industrial Real Estate Investment Trust	103,465	1,055,781
Dream Office Real Estate Investment Trust	44,734	995,146
Duke Realty Corp.	347,942	12,226,682
Easterly Government Properties, Inc.	75,008	1,674,179
EastGroup Properties, Inc.	35,626	4,772,103
Empire State Realty Trust, Inc., Class A	145,861	2,110,609
Empiric Student Property PLC	557,064	678,297
EPR Properties	73,965	5,753,737
Equity Commonwealth	116,371	3,744,819
Equity LifeStyle Properties, Inc.	167,819	11,737,261
Equity Residential	354,264	31,409,046
Essex Property Trust, Inc.(a)	63,355	20,725,321
Eurocommercial Properties NV CVA	45,713	1,458,134
Extra Space Storage, Inc.	119,656	13,433,779
Federal Realty Investment Trust	72,326	9,837,059
First Industrial Realty Trust, Inc.	120,926	5,092,194
Fortune Real Estate Investment Trust	1,268,000	1,487,504
Four Corners Property Trust, Inc.	64,597	1,850,704
Franklin Street Properties Corp.	98,171	844,271
Frasers Centrepoint Trust	672,100	1,358,242
Frasers Logistics & Industrial Trust	1,567,300	1,450,506
Frontier Real Estate Investment Corp.	439	1,959,874
Fukuoka REIT Corp.	686	1,176,894
Gaming and Leisure Properties, Inc.	195,942	7,908,219
GCP Student Living PLC	390,328	884,820
Gecina SA	50,201	8,617,953
Getty Realty Corp.	31,468	1,055,437
Global Net Lease, Inc.	83,789	1,632,210
Global One Real Estate Investment Corp.	911	1,235,025
GLP J-REIT	3,499	4,562,082
GPT Group	1,880,669	7,719,636
Granite Real Estate Investment Trust	48,493	2,401,271
Great Portland Estates PLC	258,466	2,636,916
Green REIT PLC	658,639	1,401,019
H&R Real Estate Investment Trust	276,024	4,669,209
Hamborner REIT AG	65,887	709,118

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	751,339	$2,822,506
Hansteen Holdings PLC	425,066	564,412
Healthcare Realty Trust, Inc.	123,047	4,278,344
Healthcare Trust of America, Inc., Class A	198,515	6,153,965
Healthpeak Properties, Inc.	476,132	17,912,086
Hersha Hospitality Trust	36,225	499,905
Hibernia REIT PLC	661,041	1,029,213
Highwoods Properties, Inc.	98,539	4,611,625
Host Hotels & Resorts, Inc.	700,613	11,483,047
Hudson Pacific Properties, Inc.	146,338	5,256,461
Hulic REIT, Inc.	1,090	2,079,396
ICADE	31,129	3,048,255
Immobiliare Grande Distribuzione SIIQ SpA	48,799	313,491
Impact Healthcare Reit PLC	203,200	284,272
Independence Realty Trust, Inc.	84,855	1,306,767
Industrial & Infrastructure Fund Investment Corp.	1,619	2,534,716
Industrial Logistics Properties Trust	61,121	1,298,210
Innovative Industrial Properties, Inc.	10,191	774,516
InterRent Real Estate Investment Trust	111,460	1,321,001
Intervest Offices & Warehouses NV	20,170	609,791
Intu Properties PLC(a)(c)	891,053	519,402
Invesco Office J-REIT, Inc.	8,255	1,666,571
Investors Real Estate Trust	10,985	831,235
Invincible Investment Corp.	4,770	3,012,033
Invitation Homes, Inc.	461,534	14,210,632
Irish Residential Properties REIT PLC	425,343	833,020
Japan Excellent, Inc.	1,139	1,960,738
Japan Hotel REIT Investment Corp.	4,347	3,610,759
Japan Logistics Fund, Inc.	850	2,162,191
Japan Prime Realty Investment Corp.	822	3,950,532
Japan Real Estate Investment Corp.	1,260	8,600,514
Japan Rental Housing Investments, Inc.	1,423	1,365,152
Japan Retail Fund Investment Corp.	2,528	5,899,213
JBG SMITH Properties	117,847	4,744,520
Kenedix Office Investment Corp.	369	2,890,768
Kenedix Residential Next Investment Corp.	849	1,749,259
Kenedix Retail REIT Corp.	483	1,331,057
Keppel DC REIT	1,054,391	1,548,672
Keppel REIT	1,875,300	1,666,982
Killam Apartment Real Estate Investment Trust	80,188	1,187,813
Kilroy Realty Corp.	95,878	8,047,041
Kimco Realty Corp.	391,898	8,449,321
Kite Realty Group Trust	78,137	1,392,401
Kiwi Property Group Ltd.	1,362,264	1,388,073
Klepierre SA	185,825	6,926,670
Land Securities Group PLC	693,115	8,442,498
Lar Espana Real Estate Socimi SA	69,302	627,615
LaSalle Logiport REIT(c)	1,206	1,795,284
Leasinvest Real Estate SCA	2,422	318,748

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	223,694	$2,433,791
Liberty Property Trust	151,259	8,934,869
Life Storage, Inc.	44,745	4,873,625
Link REIT	2,044,500	22,267,468
LondonMetric Property PLC	780,726	2,344,225
LTC Properties, Inc.	38,677	2,005,402
LXI REIT PLC	508,361	825,766
Macerich Co.	136,546	3,755,015
Mack-Cali Realty Corp.	85,408	1,829,439
Mapletree Commercial Trust	1,863,910	3,190,420
Mapletree Industrial Trust	1,381,000	2,586,844
Mapletree Logistics Trust(a)	2,373,770	2,929,956
MCUBS MidCity Investment Corp.	1,450	1,681,656
Medical Properties Trust, Inc.	428,379	8,880,297
Mercialys SA	58,255	812,443
Merlin Properties Socimi SA	320,842	4,723,058
Mid-America Apartment Communities, Inc.	109,930	15,279,171
Mirvac Group	3,804,857	8,431,097
Mitsui Fudosan Logistics Park, Inc.	333	1,389,170
Monmouth Real Estate Investment Corp.	87,131	1,313,935
Montea SCA	11,335	1,027,788
Mori Hills REIT Investment Corp.	1,516	2,505,607
Mori Trust Sogo REIT, Inc.	942	1,714,075
National Health Investors, Inc.	40,434	3,468,833
National Retail Properties, Inc.	157,190	9,260,063
National Storage Affiliates Trust	55,959	1,912,119
NewRiver REIT PLC	285,836	744,218
Nippon Accommodations Fund, Inc.	436	2,743,413
Nippon Building Fund, Inc.	1,231	9,339,112
Nippon Prologis REIT, Inc.	1,954	5,458,075
NIPPON REIT Investment Corp.	411	1,784,971
Nomura Real Estate Master Fund, Inc.	4,209	8,045,748
Northview Apartment Real Estate Investment Trust	45,155	989,426
NorthWest Healthcare Properties Real Estate Investment Trust	97,238	882,975
NSI NV	16,907	772,168
Office Properties Income Trust	44,988	1,434,217
Omega Healthcare Investors, Inc.	207,164	9,123,503
Orix J-REIT, Inc.	2,536	5,734,194
Paramount Group, Inc.	196,949	2,652,903
Park Hotels & Resorts, Inc.	229,320	5,331,690
Pebblebrook Hotel Trust	125,553	3,227,968
Physicians Realty Trust	179,651	3,354,084
Picton Property Income Ltd.(c)	493,454	593,429
Piedmont Office Realty Trust, Inc., Class A	121,909	2,735,638
Premier Investment Corp.	1,203	1,805,781
Primary Health Properties PLC	1,064,920	1,950,534
Prologis, Inc.	608,443	53,396,958
PS Business Parks, Inc.	19,306	3,485,698
Public Storage	143,416	31,961,690
QTS Realty Trust, Inc., Class A	53,151	2,848,362

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
RDI REIT PLC	261,942	$438,164
Realty Income Corp.	308,251	25,211,849
Regency Centers Corp.	161,050	10,829,002
Regional REIT Ltd.(d)	369,450	504,480
Retail Estates NV	9,886	943,831
Retail Opportunity Investments Corp.	110,598	2,064,312
Retail Properties of America, Inc., Class A	208,222	2,865,135
Retail Value, Inc.	14,066	514,956
Rexford Industrial Realty, Inc.	105,088	5,053,682
RioCan Real Estate Investment Trust	298,577	5,991,489
RLJ Lodging Trust	167,252	2,744,605
RPT Realty	73,647	1,067,882
Ryman Hospitality Properties, Inc.	44,260	3,725,364
Sabra Health Care REIT, Inc.	181,715	4,470,189
Safestore Holdings PLC	194,379	1,763,781
Saul Centers, Inc.	11,205	599,916
Scentre Group	4,955,080	13,092,042
Schroder Real Estate Investment Trust Ltd.	562,794	402,416
Segro PLC	1,057,782	11,571,400
Sekisui House REIT, Inc.	3,885	3,585,584
Senior Housing Properties Trust	232,066	2,303,255
Seritage Growth Properties, Class A	31,800	1,382,982
Service Properties Trust	157,493	3,984,573
Shaftesbury PLC	218,708	2,677,218
Shopping Centres Australasia Property Group	880,357	1,632,994
Simon Property Group, Inc.	297,812	44,874,312
SITE Centers Corp.	137,802	2,140,065
SL Green Realty Corp.	79,936	6,682,650
SmartCentres Real Estate Investment Trust	122,719	2,966,649
Spirit Realty Capital, Inc.	86,559	4,314,101
STAG Industrial, Inc.	123,356	3,828,970
Standard Life Investment Property Income Trust Ltd.	426,390	487,702
Stockland	2,325,072	7,849,375
STORE Capital Corp.	204,064	8,264,592
Summit Hotel Properties, Inc.	97,623	1,196,858
Summit Industrial Income REIT	96,558	936,915
Sun Communities, Inc.	85,696	13,938,454
Sunstone Hotel Investors, Inc.	217,692	2,941,019
Suntec Real Estate Investment Trust(a)	2,004,600	2,738,499
Tanger Factory Outlet Centers, Inc.	86,169	1,389,044
Target Healthcare REIT PLC(c)	348,982	506,300
Taubman Centers, Inc.	57,563	2,059,604
Terreno Realty Corp.	62,396	3,519,758
Tokyu REIT, Inc.	836	1,610,223
Triple Point Social Housing REIT PLC(d)	277,519	318,503
Tritax Big Box REIT PLC	1,665,170	3,243,312
UDR, Inc.	280,815	14,110,954
Unibail-Rodamco-Westfield	130,669	20,206,171

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
United Urban Investment Corp.	2,860	$5,769,849
Universal Health Realty Income Trust	12,091	1,441,610
Urban Edge Properties	112,550	2,375,930
Urstadt Biddle Properties, Inc., Class A	27,888	678,515
Vastned Retail NV	16,294	488,845
Ventas, Inc.	360,609	23,475,646
VEREIT, Inc.	1,023,518	10,071,417
VICI Properties, Inc.	447,364	10,535,422
Vicinity Centres	3,019,565	5,558,180
Vornado Realty Trust	167,453	10,989,940
Warehouses De Pauw CVA	17,446	3,233,840
Washington Prime Group, Inc.	176,185	743,501
Washington Real Estate Investment Trust	75,644	2,346,477
Weingarten Realty Investors	117,410	3,725,419
Welltower, Inc.	392,516	35,597,276
Wereldhave Belgium NV	2,305	206,175
Wereldhave NV	38,303	906,691
Workspace Group PLC	126,316	1,660,778
WP Carey, Inc.	163,622	15,063,041
Xenia Hotels & Resorts, Inc.	106,897	2,250,182
Xior Student Housing NV	15,378	908,696

		1,327,130,515

Hotels, Restaurants & Leisure — 0.1%
Pandox AB	71,264	1,426,085

Real Estate Management & Development — 18.4%
ADO Properties SA(d)	27,703	1,127,746
Aeon Mall Co. Ltd.	117,600	1,881,486
Allreal Holding AG, Registered Shares(c)	13,761	2,681,058
Aroundtown SA	854,687	7,224,314
Atrium Ljungberg AB, -B Shares	43,799	871,834
Azrieli Group Ltd.	34,868	2,687,563
CA Immobilien Anlagen AG	67,600	2,604,825
Capital & Counties Properties PLC	724,037	2,393,047
CapitaLand Ltd.	2,434,900	6,435,981
CareTrust REIT, Inc.	90,040	2,182,570
Carmila SA	29,163	567,244
Castellum AB	259,793	5,309,036
Catena AB	19,563	716,586
City Developments Ltd.	456,300	3,613,527
Citycon OYJ(c)	72,952	764,002
CK Asset Holdings Ltd.	2,608,000	18,145,703
Deutsche Euroshop AG	48,549	1,453,055
Deutsche Wohnen SE, Bearer Shares	346,580	13,066,902
Dios Fastigheter AB	79,962	666,145
Entra ASA(d)	134,656	2,016,497
Essential Properties Realty Trust, Inc.	71,685	1,839,437
F&C Commercial Property Trust Ltd.	500,306	760,836
Fabege AB	255,665	3,818,217
Fastighets AB Balder, B Shares(c)	94,287	3,656,866
First Capital Realty, Inc.	131,139	2,170,549

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Grainger PLC	571,419	$1,900,802
Grand City Properties SA	108,119	2,531,212
Hang Lung Properties Ltd.	1,961,000	4,310,673
Helical PLC	91,020	461,589
Hembla AB(c)	34,042	758,001
Hemfosa Fastigheter AB	153,165	1,577,541
Hiag Immobilien Holding AG	2,855	305,324
Hongkong Land Holdings Ltd.	1,116,400	6,132,825
Hufvudstaden AB, A Shares	108,505	1,815,735
Hulic Co. Ltd.	349,800	3,797,690
Hysan Development Co. Ltd.	607,000	2,392,335
Inmobiliaria Colonial Socimi SA	315,109	4,071,941
Kennedy-Wilson Holdings, Inc.	119,388	2,747,118
Klovern AB, B Shares	478,834	836,387
Kojamo OYJ	82,424	1,388,105
Kungsleden AB	188,007	1,708,470
LEG Immobilien AG	61,487	7,062,633
Mitsubishi Estate Co. Ltd.	1,145,400	22,238,360
Mitsui Fudosan Co. Ltd.	911,000	23,305,959
Mobimo Holding AG, Registered Shares(c)	6,144	1,731,406
New World Development Co. Ltd.	5,557,029	7,948,971
Nomura Real Estate Holdings, Inc.	112,600	2,668,549
Nyfosa AB(c)	151,574	1,012,513
Phoenix Spree Deutschland Ltd.	83,812	345,782
PSP Swiss Property AG, Registered Shares	37,896	5,016,103
Sagax AB, Class D	94,222	357,637
Sino Land Co. Ltd.(a)	3,089,405	4,618,249
Sirius Real Estate Ltd.	892,862	850,078
Sumitomo Realty & Development Co. Ltd.	382,800	13,894,965
Sun Hung Kai Properties Ltd.	1,378,000	20,881,257
Swire Properties Ltd.	1,026,200	3,227,450
Swiss Prime Site AG, Registered Shares(c)	72,930	7,517,029
TAG Immobilien AG(c)	123,414	2,999,172
TLG Immobilien AG	90,993	2,663,967
Tokyo Tatemono Co. Ltd.	193,700	2,755,862
UK Commercial Property REIT Ltd.	610,227	693,231

Security	Shares	Value
Real Estate Management & Development (continued)
UNITE Group PLC	277,942	$4,048,135
UOL Group Ltd.	482,300	2,761,592
Vonovia SE	526,419	28,034,363
Wallenstam AB, B Shares	161,896	1,773,140
Wharf Real Estate Investment Co. Ltd.	1,186,000	6,975,724
Wihlborgs Fastigheter AB	131,000	1,982,067

		302,754,968

Total Common Stocks — 98.9% (Cost — $1,319,129,364)		1,631,311,568

Rights — 0.0%

Equity Real Estate Investment Trusts (REITs) — 0.0%
Mapletree Commercial Trust (Expries 11/07/2019)(c)(f)	132,337	8,755

Total Rights — 0.0% (Cost — $—)		8,755

Total Long-Term Investments — 98.9% (Cost — $1,319,129,364)		1,631,320,323

Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.03%(e)(g)(h)	17,558,991	17,567,771
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.77%(e)(h)	8,841,896	8,841,896

Total Short-Term Securities — 1.6% (Cost — $26,408,967)		26,409,667

Total Investments — 100.5% (Cost — $1,345,538,331)		1,657,729,990

Liabilities in Excess of Other Assets — (0.5)%		(7,659,476)

Net Assets — 100.0%		$1,650,070,514

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Annualized 7-day yield as of period end.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Developed Real Estate Index Fund

(h)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,600,102	14,958,889	17,558,991	$17,567,771	$77,706	(b)	$1,259	$(80)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,076,172	4,765,724	8,841,896	8,841,896	217,368		—	—

				$26,409,667	$295,074		$1,259	$(80)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA     Certificaten Van Aandelen (Dutch Certificate)

REIT    Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	16	12/12/19	$1,701	$66,523
SPI 200 Index	14	12/19/19	1,602	9,090
Dow Jones U.S. Real Estate Index	328	12/20/19	12,136	53,297

				$128,910

5

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$1,058,666,110	$268,464,405	$—	$1,327,130,515
Hotels, Restaurants & Leisure	—	1,426,085	—	1,426,085
Real Estate Management & Development	29,758,370	272,996,598	—	302,754,968
Rights	—	—	8,755	8,755
Short-Term Securities	26,409,667	—	—	26,409,667

	$1,114,834,147	$542,887,088	$8,755	$1,657,729,990

Derivative Financial Instruments(a)
Assets:
Equity contracts	$128,910	$—	$—	$128,910

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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